Share based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Option Transactions Related to the Seadrill Scheme

The following table summarizes share option transactions related to the Seadrill Scheme in 2015, 2014 and 2013:

	2015		2014		2013
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Outstanding at beginning of year	2,241,116	35.10	2,838,758	28.53	3,875,891	29.88
Granted	710,000	12.04	—	—	270,000	45.66
Exercised	—	—	(461,477)	20.19	(700,418)	22.60
Forfeited	(935,945)	32.81	(136,165)	34.57	(606,715)	32.30
Outstanding at end of year	2,015,171	28.53	2,241,116	35.10	2,838,758	28.53
Exercisable at end of year	882,152	36.14	1,169,584	27.38	1,080,306	27.38

Restricted Stock Unit Activity
The following table summarizes RSU activity for the Company for the years ended December 31, 2015, 2014 and 2013:

Restricted Stock Units - Seadrill	2015	2014	2013
Outstanding at beginning of year	525,210	373,700	—
Granted	937,970	162,560	373,700
Forfeited	(60,200)	(11,050)	—
Outstanding at end of year	1,402,980	525,210	373,700

The following table summarizes RSU activity for NADL for the years ended December 31, 2015, 2014 and 2013:

Restricted Stock Units - NADL	2015	2014	2013
Outstanding at beginning of year	253,870	278,778	—
Granted	1,587,719	—	278,778
Adjustment *	(1,571,251)	—	—
Forfeited	(95,755)	(24,908)	—
Outstanding at end of year	174,583	253,870	278,778

* Adjustment relates to the reverse stock split for NADL units, as discussed above